Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.
Summary of Significant Accounting Policies

The Company’s significant accounting policies are described in Note 2, Summary of Significant Accounting Policies, to the consolidated financial statements as of and for the year ended December 31, 2022 in the Annual Report on Form 20-F. There have been no material changes to the significant accounting policies during the three months ended March 31, 2023.